Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net income (loss) - basic	$ 1,986	$ (956)	$ (2,314)	$ (1,816)
Less: Change in fair value and income impact of option liabilities	(2,189)		(2,527)
Net income (loss) - diluted	$ (203)	$ (956)	$ (4,841)	$ (1,816)
Weighted average number of ordinary shares outstanding basic	65,410,172	32,313,215	64,890,548	32,313,215	2,000	1,000
Add: Option liability conversion shares	722,415		596,343
Weighted average number of ordinary shares outstanding diluted	66,132,587	32,313,215	65,486,891	32,313,215	2,000	1,000
Net loss per share basic	$ 0.03	$ (0.03)	$ (0.04)	$ (0.06)	$ (2,444)	$ (3,657)
Net loss per share diluted	$ (0.00)	$ (0.03)	$ (0.07)	$ (0.06)	$ (2,444)	$ (3,657)
Net loss	$ 1,986	$ (956)	$ (2,314)	$ (1,816)	$ (4,887)	$ (3,657)